Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	21,237,215	20,510,001	14,997,217
Common stock, outstanding (in shares)	21,237,215	20,510,001	14,997,217